UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2020

Item 1. Reports to Stockholders.

ETFs

Annual Report

October 31, 2020

Gadsden Dynamic Multi-Asset ETF
Ticker: GDMA

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Gadsden Dynamic Multi-Asset ETF

Gadsden Dynamic Multi-Asset ETF

Letter to Shareholders

(Unaudited)

Dear Shareholder,

The Gadsden team is pleased to provide you with the Gadsden Dynamic Multi Asset ETF (symbol: GDMA) (“GDMA” or the “Fund”) annual report, dated October 31, 2020. This report refers to GDMA’s performance for the period from November 1, 2019 through October 31, 2020 (the “current fiscal period”).

The twelve months ended October 31 were among the most volatile and remarkable in market history. Beginning in February of 2020, the COVID-19 pandemic began roiling markets as the severity and scope of the worldwide infection sunk in. What followed in March of 2020 was among the fastest and deepest stock market declines in history as economic shutdowns were instituted across the world to contain the spread of the virus. The monetary and fiscal policy responses, particularly in the US, were equally awe inspiring. Within the span of several weeks the Federal Reserve and US Federal Government unleashed coordinated monetary and fiscal stimulus packages that were individually larger than the combined packages delivered in three years following the Great Financial Crisis of 2008. The size and speed of this financial support helped generate the fastest ever “V-bottom” recovery in market history. By the time of this writing, the U.S. stock market had already set multiple new all-time highs.

Our strategic and tactical positioning over this twelve-month period performed well. Most of the positive attribution during the period was driven by positions in silver, gold, gold miners, long-duration U.S. Treasuries and a cross section of stock position weighted towards big tech, Asian stocks, cloud computing, biotech, online retailing and digital payments (all beneficiaries of the pandemic economy). Conversely, we experienced losses in natural resource stocks, emerging market debt, European and international stocks. We rotated out of our nominal long-duration U.S. Treasury and investment grade corporate bond positions during this period and replaced these with long-term inflation linked Treasury positions. We believe this updated bond positioning is better equipped to add stability to the portfolio going forward, particularly as the risk of unexpected inflation increases with anticipated future rounds of fiscal stimulus.

GDMA’s total return performance for the current fiscal period was +12.09% measured in the market price of the Fund and 11.46% measured in net asset value (“NAV”). By comparison, GDMA’s benchmark, the 60%/40% blend of Dow Jones Global Index TR and ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (“Blended Benchmark”), returned +3.72% for the current fiscal period. In our opinion, the fund’s outperformance of the benchmark is attributable to the success of the embedded diversification of its strategic asset allocation. That performance was further enhanced during the year by effective tactical risk management, particularly during the first quarter’s market decline.

Gadsden Dynamic Multi-Asset ETF

LETTER TO SHAREHOLDERS
(Unaudited)(Continued)

Looking ahead, we would expect continued monetary and fiscal coordination between the Federal Reserve and U.S. Federal Government, with the former providing much of the funding necessary to finance future spending. Given this, we would expect monetary policy to remain extraordinarily accommodative for the foreseeable future (i.e. zero short-term interest rates and quantitative easing as needed). With a bevy of new vaccines now making their way into broad distribution, we think that consumer optimism is likely to steadily rise through 2021. This optimism combined with strong pent-up demand and the monetary and fiscal policy already mentioned offers what we believe to be an attractive backdrop for risk assets. Taken together, we are cautiously optimistic for the forthcoming year.

The Gadsden team is honored to continue serving your investment needs and thanks you for your continued trust in GDMA.

Kevin Harper
Chief Investment Officer
Gadsden, LLC, Adviser to the Fund

Investors should consider the investment objectives, risks, charges and expenses carefully before investing. For a prospectus with this and other information about the Fund, please contact info@gadsdenfunds.com. Read the prospectus carefully before investing.

Past performance does not guarantee future results.

An investment in the Fund is subject to numerous risks, including possible loss of principal. The Fund is actively managed and does not seek to replicate a specified index. The Fund returns may not match the return of the respective index. The Fund is subject to the following principal risks: cash and cash equivalents risk, commodities risk, currency risk, derivatives risk, emerging markets risk, foreign securities risk, and fixed income security risks. Refer to the prospectus for additional risk information. Shares of any ETF are bought and sold at market price (the current price at which shares are bought and sold), not NAV (the dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding). They may trade at a discount or premium to NAV, are not individually redeemed from the Fund, and brokerage commissions will reduce returns.

Opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice.

The Dow Jones Global Index measures the performance of stocks that trade globally, targeting 95% coverage of markets open to foreign investment. It is float market cap weighted. It is quoted and calculated in U.S. Dollars. The ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months. It is not possible to invest directly in an index.

Current and future portfolio holdings are subject to change and risk. Please refer to the Schedule of Investments contained in this report for a full listing of Fund holdings.

As of the date of this report, the Fund was distributed by Compass Distributors, LLC. As of the most recent prospectus dated November 2, 2020, the successor Fund is distributed by Quasar Distributors, LLC.

Gadsden Dynamic Multi-Asset ETF

Performance Summary

(Unaudited)

Growth of $10,000

Average Annual Returns October 31, 2020	1 Year	Since Inception (11/14/2018)
Gadsden Dynamic Multi-Asset ETF - NAV	11.46%	8.76%
Gadsden Dynamic Multi-Asset ETF - Market	12.09%	9.08%
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.80%	1.55%
60% Dow Jones Global Index 40% ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index(a)	3.72%	6.29%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 14, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than

Gadsden Dynamic Multi-Asset ETF

Performance Summary

(Unaudited)(Continued)

the performance quoted. Performance current to the most recent month-end can be obtained by calling (484-580-2277). The Fund’s gross expense ratio stated in the most recent prospectus was 0.77%

(a)

A weighted combination of 60% of the total return from the Dow Jones Global Index with 40% of the total return from the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The Dow Jones Global Index measures the performance of stocks that trade globally, targeting 95% coverage of markets open to foreign investment. It is float market cap weighted. It is quoted and calculated in U.S. Dollars. The ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months. It is not possible to invest directly in an index.

Gadsden Dynamic Multi-Asset ETF

Portfolio Allocation

As of October 31, 2020 (Unaudited)

Asset Class or Sector	Percentage of Net Assets
Commodity Investment Vehicles	21.1%
U.S. Government Bonds	13.2
Inflation Protected Bonds	12.7
Communications	11.1
Emerging Market Equity	10.3
U.S. Equity	6.4
International Developed Equity	5.3
Technology	4.6
Consumer, Non-cyclical	3.7
Energy	2.9
Financial	2.4
Industrial	2.4
Short-Term Investments	2.3
Basic Materials	1.6
Other Assets in Excess of Liabilities (a)	0.0
Total	100.0%

(a)	Represents less than 0.05% of net assets.

  Gadsden Dynamic Multi-Asset ETF

SCHEDULE OF INVESTMENTS

October 31, 2020

Shares	Security Description	Value
	COMMON STOCKS — 28.7%
	Basic Materials — 1.6%
9,510	BHP Group, Ltd. - ADR	$457,526
31,747	Freeport-McMoRan, Inc. (a)	550,493
8,365	Nutrien, Ltd.	340,288
		1,348,307
	Communications — 11.1%
7,044	Alibaba Group Holding, Ltd. - ADR (a)	2,146,236
670	Amazon.com, Inc. (a)	2,034,220
21,793	eBay, Inc.	1,038,001
28,223	JD.com, Inc. - ADR (a)	2,300,739
213	MercadoLibre, Inc. (a)	258,593
6,402	Tencent Holdings, Ltd. - ADR	488,729
5,265	T-Mobile US, Inc. (a)	576,886
3,317	Walt Disney Company	402,186
		9,245,590
	Consumer, Non-cyclical — 3.7%
2,831	Ascendis Pharma AS - ADR (a)	462,444
3,176	Avalara, Inc. (a)	473,383
12,521	Conagra Brands, Inc.	439,362
2,334	Johnson & Johnson	320,015
3,196	PayPal Holdings, Inc. (a)	594,871
903	Regeneron Pharmaceuticals, Inc. (a)	490,835
2,253	Square, Inc. - Class A (a)	348,945
		3,129,855
	Energy — 2.9%
12,247	ConocoPhillips	350,509
76,516	Enterprise Products Partners LP	1,267,870
14,048	Exxon Mobil Corporation	458,246
8,972	TC Energy Corporation	354,035
		2,430,660
	Financial — 2.4%
1,716	Aon plc - Class A	315,761
466	Equinix, Inc.	340,758
4,362	JPMorgan Chase & Company	427,650
1,433	Mastercard, Inc. - Class A	413,621
2,961	Visa, Inc. - Class A	538,043
		2,035,833

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 28.7% (Continued)
	Industrial — 2.4%
5,452	Crown Holdings, Inc. (a)	$467,782
2,510	Martin Marietta Materials, Inc.	668,538
510	TransDigm Group, Inc.	243,479
4,338	Vulcan Materials Company	628,316
		2,008,115
	Technology — 4.6%
4,105	Activision Blizzard, Inc.	310,872
2,728	Fidelity National Information Services, Inc.	339,882
8,125	Microsoft Corporation	1,645,069
2,642	Sea, Ltd. - ADR (a)	416,643
1,044	ServiceNow, Inc. (a)	519,463
2,694	Workday, Inc. - Class A (a)	566,063
		3,797,992
	TOTAL COMMON STOCKS (Cost $20,334,535)	23,996,352

	EXCHANGE TRADED FUNDS — 55.8%
	Commodity Investment Vehicles — 21.1%
509,484	iShares Silver Trust (a)	11,203,553
36,224	SPDR Gold Shares (a)	6,382,669
		17,586,222
	Emerging Market Equity — 10.3%
59,206	iShares Core MSCI Pacific ETF	3,295,998
147,399	Xtrackers Harvest CSI 300 China A-Shares ETF	5,278,358
		8,574,356
	Inflation Protected Bonds — 12.7%
124,544	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	10,629,830

	International Developed Equity — 5.3%
86,147	Alpha Architect International Quantitative Momentum ETF	2,423,040
55,101	iShares MSCI Eurozone ETF	1,977,024
		4,400,064

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (Continued)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS — 55.8% (Continued)
	U.S. Equity — 6.4%
21,747	Alpha Architect US Quantitative Momentum ETF	$874,447
83,976	VanEck Vectors Junior Gold Miners ETF	4,468,363
		5,342,810
	TOTAL EXCHANGE TRADED FUNDS (Cost $41,033,181)	46,533,282

Principal Amount
	U.S. GOVERNMENT BONDS — 13.2%
$9,567,915	United States Treasury Inflation Indexed Bonds 0.250%, 02/15/2050	11,013,305
	TOTAL U.S. GOVERNMENT BONDS (Cost $10,457,431)	11,013,305

Shares
	SHORT-TERM INVESTMENTS — 2.3%
1,911,652	First American Treasury Obligations Fund, Class X, 0.05% (b)	1,911,652
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,911,652)	1,911,652
	TOTAL INVESTMENTS — 100.0% (Cost $73,736,799)	83,454,591
	Other Assets in Excess of Liabilities — 0.0% (c)	16,887
	NET ASSETS — 100.0%	$83,471,478

Percentages are stated as a percent of net assets.

The Fund’s security classifications are defined by the Fund Adviser.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Annualized seven-day yield as of October 31, 2020.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF

Statement of Assets and Liabilities

October 31, 2020

ASSETS
Investments in securities, at value (Cost $73,736,799)	$83,454,591
Dividends and interest receivable	54,993
Cash	3,981
Total assets	83,513,565

LIABILITIES
Management fees payable	42,087
Total liabilities	42,087

NET ASSETS	$83,471,478

Net Assets Consist of:
Paid-in capital	$77,955,573
Total distributable earnings (accumulated deficit)	5,515,905
Net assets	$83,471,478

Net Asset Value:
Net assets	$83,471,478
Shares outstanding ^	2,950,000
Net asset value, offering and redemption price per share	$28.30

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF

Statement of Operations

For the Year Ended October 31, 2020

INCOME
Dividends *	$814,458
Interest	77,128
Total investment income	891,586

EXPENSES
Management fees	349,729
Total expenses	349,729
Net investment income (loss)	541,857

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(3,635,972)
Net change in unrealized appreciation (depreciation) on investments	9,295,398
Net realized and unrealized gain (loss) on investments	5,659,426
Net increase (decrease) in net assets resulting from operations	$6,201,283

*	Net of foreign taxes withheld of $5,120.

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF

Statements of Changes in Net Assets

	Year Ended October 31, 2020	Period Ended October 31, 2019*
OPERATIONS
Net investment income (loss)	$541,857	$348,067
Net realized gain (loss) on investments	(3,635,972)	671,418
Change in unrealized appreciation (depreciation) on investments	9,295,398	422,391
Net increase (decrease) in net assets resulting from operations	6,201,283	1,441,876

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,200,480)	(266,866)
Total distributions to shareholders	(1,200,480)	(266,866)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	62,425,013	33,066,918
Payments for shares redeemed	(14,499,825)	(3,700,860)
Transaction fees (See Note 6)	3,070	1,349
Net increase (decrease) in net assets derived from capital share transactions (a)	47,928,258	29,367,407
Net increase (decrease) in net assets	$52,929,061	$30,542,417

NET ASSETS
Beginning of year/period	$30,542,417	$—
End of year/period	$83,471,478	$30,542,417

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	2,325,000	1,325,000
Redemptions	(550,000)	(150,000)
Net increase (decrease)	1,775,000	1,175,000

*	The Fund commenced operations on November 14, 2018. The information presented is for the period from November 14, 2018 to October 31, 2019.

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended October 31, 2020	Period Ended October 31, 2019 (1)
Net asset value, beginning of year/period	$25.99	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)(7)	0.24	0.47
Net realized and unrealized gain (loss) on investments	2.68	0.95
Total from investment operations	2.92	1.42

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.28)	(0.43)
From realized gains	(0.33)	—
Total distributions	(0.61)	(0.43)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (see Note 6)	0.00 (3)	0.00	(3)

Net asset value, end of year/period	$28.30	$25.99

Total return	11.46%	5.79	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$83,471	$30,542

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets(5)	0.59%	0.59	%(6)
Net investment income (loss) to average net assets(7)	0.91%	1.95	%(6)
Portfolio turnover rate (8)	536%	369	%(4)

(1)	Commencement of operations on November 14, 2018.
(2)	Calculated based on average shares outstanding during the year/period.
(3)	Represents less than $0.005.
(4)	Not annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Annualized.
(7)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(8)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF

Notes to Financial Statements

October 31, 2020

NOTE 1 – ORGANIZATION

Gadsden Dynamic Multi-Asset ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek total return. The Fund commenced operations on November 14, 2018.

The end of the reporting period for the Fund is October 31, 2020, and the period covered by these Notes to Financial Statements is the fiscal year ended October 31, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Gadsden Dynamic Multi-Asset ETF

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that

Gadsden Dynamic Multi-Asset ETF

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Continued)

are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$23,996,352	$—	$—	$23,996,352
Exchange Traded Funds	46,533,282	—	—	46,533,282
U.S. Government Bonds	—	11,013,305	—	11,013,305
Short-Term Investments	1,911,652	—	—	1,911,652
Total Investments in Securities	$72,441,286	$11,013,305	$—	$83,454,591

^	See Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any,

Gadsden Dynamic Multi-Asset ETF

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Continued)

related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

Gadsden Dynamic Multi-Asset ETF

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Continued)

The permanent differences primarily relate to redemptions in-kind. For the fiscal year ended October 31, 2020, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$ (569,184)	$ 569,184

During the fiscal year ended October 31, 2020, the Fund realized $569,184 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Effective November 2, 2020, the Fund was reorganized into a newly created series of Alpha Architect ETF Trust (the “Acquiring Fund”) with the same name, investment objective, fees, and expenses and substantially similar investment strategies as the Fund (the “Reorganization”). The Reorganization resulted in a shift of management responsibility from Gadsden, LLC (“Gadsden”) as investment adviser and Vident Investment Advisory, LLC as sub-adviser for the Fund to Empowered Funds, LLC as investment adviser and Gadsden as sub-adviser. Shareholders of the Fund as of the close of trading on October 30, 2020 received shares of the Acquiring Fund equal in value to the aggregate value of their shares in the Fund as of October 30, 2020.

There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.

New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those

Gadsden Dynamic Multi-Asset ETF

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Continued)

fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Gadsden, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.59% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Compass Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

Gadsden Dynamic Multi-Asset ETF

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $307,865,284 and $305,364,547, respectively.

During the current fiscal period, purchases and sales of U.S. Government securities by the Fund, including in-kind transactions, were $16,377,644 and $6,112,999, respectively.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $57,805,508 and $14,107,597, respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at October 31, 2020 were as follows:

Tax cost of investments	$73,903,762
Gross tax unrealized appreciation	$10,902,971
Gross tax unrealized depreciation	(1,352,142)
Net tax unrealized appreciation (depreciation)	9,550,829
Undistributed ordinary income	51,553
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(4,086,478)
Distributable earnings (accumulated deficit)	$5,515,904

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2020, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.

As of October 31, 2020, the Fund had a short-term capital loss carryforward of $4,086,474. This amount does not have an expiration date.

Gadsden Dynamic Multi-Asset ETF

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Continued)

The tax character of distributions paid by the Fund during the fiscal periods ended October 31, 2020 and October 31, 2019 were as follows:

	Year Ended October 31, 2020	Period Ended October 31, 2019
Ordinary Income	$1,200,480	$266,866

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital

Gadsden Dynamic Multi-Asset ETF

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Continued)

shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Investment Company Risk. The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

Gadsden Dynamic Multi-Asset ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Gadsden Dynamic Multi-Asset ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gadsden Dynamic Multi-Asset ETF (the “Fund”), a series of ETF Series Solutions, as of October 31, 2020, the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two periods in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian. Our audits also included evaluating the accounting

Gadsden Dynamic Multi-Asset ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(Continued)

principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2018.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 23, 2020

Gadsden Dynamic Multi-Asset ETF

Trustees and Officers

(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	47	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	47	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	47	Independent Trustee, PPM Funds (9 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	47	None

Gadsden Dynamic Multi-Asset ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013–2014).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Vice President, U.S. Bancorp Fund Services, LLC (2014–2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).

Gadsden Dynamic Multi-Asset ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018; 2014-2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016–2020); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Isabella K. Zoller Born: 1994	Assistant Secretary	Indefinite term; since 2020	Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019), Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.gadsdenfunds.com.

Gadsden Dynamic Multi-Asset ETF

Expense Example

For the Six-Months Ended October 31, 2020 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated below in the Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,145.70	$3.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.17	$3.00

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.59%, multiplied by the average account value during the six-month period, multiplied by 184/366, to reflect the one-half year period.

Gadsden Dynamic Multi-Asset ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Gadsden Dynamic Multi-Asset ETF

Federal Tax Information

(Unaudited)

For the fiscal year ended October 31, 2020, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 25.33%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the period ended October 31, 2020 was 15.63%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 52.93%.

Results of Shareholder Meeting

(Unaudited)

A Special Meeting of Shareholders of the Funds was held on October 13, 2020 at the offices of U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin, pursuant to notice given to all shareholders of record of the Funds at the close of business on July 17, 2020. At the Special Meeting, shareholders were asked to approve the following proposal, and the tabulation of the shareholder votes rendered the following results:

Proposal	For Votes	Against	Abstained
To approve the Agreement and Plan of Reorganization approved by the ETF Series Solutions Board of Trustees, which provides for the reorganization of Gadsden Dynamic Multi-Asset ETF, a series of ETF Series Solutions, into the Gadsden Dynamic Multi-Asset ETF, a newly created series of Alpha Architect ETF Trust.	1,207,635	2,192	782

Gadsden Dynamic Multi-Asset ETF

Information About Portfolio Holdings

(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.gadsdenfunds.com daily.

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.gadsdenfunds.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums And Discounts

(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the Fund’s NAV is available, without charge, on the Fund’s website at www.gadsdenfunds.com.

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Adviser

Gadsden, LLC

656 East Swedesford Road, Suite 301

Wayne, Pennsylvania 19087

Sub-Adviser

Vident Investment Advisory, LLC

1125 Sanctuary Parkway, Suite 515

Alpharetta, Georgia 30009

Distributor

Compass Distributors, LLC

Three Canal Plaza, 3rd Floor

Portland, Maine 04101

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Gadsden Dynamic Multi-Asset ETF

Symbol – GDMA

CUSIP – 26922A354

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2020	FYE 10/31/2019
Audit Fees	$14,000	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2020	FYE 10/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2020	FYE 10/31/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/5/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/5/2021

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	1/5/2021

*	Print the name and title of each signing officer under his or her signature.